Loss Per Share (Tables)	6 Months Ended
Dec. 31, 2022
Loss Per Share [Abstract]
Schedule of weighted average number of ordinary shares on issue
	31 December 2022	31 December 2021
Weighted average number of shares	1,391,098,095	1,147,811,124